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                                         NEW YORK LIFE INSURANCE COMPANY
                                         51 Madison Avenue
                                         New York, NY 10010
                                         Bus: 212-576-7786
                                         Fax: 212-576-8339
                                         E-Mail: jennifer_sendor@newyorklife.com
                                         www.newyorklife.com

                                         JENNIFER SENDOR
                                         Assistant General Counsel

VIA EDGAR

May 4, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation
    Variable Annuity Separate Account -- IV
    File Nos. 333-106806 and 811-21397

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectuses and Statements of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 18, 2011 as part of the Registrant's most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 18, 2011.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7786.

Very truly yours,

/s/ Jennifer Sendor

Jennifer Sendor
Assistant General Counsel